Taxation - Schedule of Movement of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (521,462)	¥ (476,022)	¥ (325,200)
Changes of valuation allowance	64,884	(45,440)	(150,822)
Balance at end of the year	¥ (456,578)	¥ (521,462)	¥ (476,022)